Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Twelve months period ending December 31,	Amount
2020	$77
2021	77
2022	57
2023	2
Total	$213
Less imputed interest	-23
Present value of lease liabilities	$190

Lease liabilities, current	72
Lease liabilities, non- current	118
Present value of lease liabilities	$190